Pay vs Performance Disclosure		4 Months Ended	12 Months Ended										48 Months Ended
		Nov. 30, 2024	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Aug. 13, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information between executive compensation actually paid and the Company’s financial performance. Compensation Actually Paid (“CAP”) is calculated in accordance with Item 402(v) and does not represent compensation actually earned, paid, or realized by the NEOs during a covered year. The following table shows the relationship between CAP to our NEOs and certain performance measures for the last four years. The Company’s performance measures included in this table are cumulative total shareholder return (“TSR”), net income, and adjusted book value per share.

Year	SCT Total Compensation for Daggett(1) ($)	Compensation Actually Paid to Daggett(3) ($)	SCT Total Compensation for Launer(1) ($)	Compensation Actually Paid to Launer(3) ($)	SCT Total Compensation for Alexander(1) ($)	Compensation Actually Paid to Alexander(3) ($)	Average SCT Total Compensation for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss)(5) ($000’s)	Adjusted Book Value Per Share(6) ($)
									Cumulative TSR ($)	Peer Group Cumulative TSR ($)
2024	1,626,028	1,482,345	460,148	470,286	5,370,152	3,509,131	1,036,740	856,046	91.28	214.39	(6,060)	12.80

2023	—	—	—	—	2,397,889	2,164,336	730,182	678,341	75.52	160.50	(5,476)	13.25

2022	—	—	—	—	2,268,455	254,540	605,128	287,707	77.15	144.67	(53,096)	13.06

2021	—	—	—	—	2,270,551	2,892,067	546,238	536,225	109.94	126.01	8,416	14.98

2020	—	—	—	—	2,696,218	2,822,186	827,460	862,616	95.47	105.39	40,389	14.54

____________

(1)      Mr. Alexander was the Company’s Chief Executive Officer for all five years presented until August 13, 2024. Ms. Launer was Interim Chief Executive Officer from August 18, 2024 through November 30, 2024. Mr. Daggett was appointed Chief Executive Officer effective December 1, 2024.

(2)      The Other NEOs included for 2024 are Messrs. Duncan and Maki. The Other NEOs included for 2023 are Messrs. Daggett and Duncan. The Other NEOs included for 2022 are Messrs. Daggett, Duncan, and Milius. The Other NEOs included for 2021 are Messrs. Daggett, Doom, and Duncan. The Other NEOs included for 2020 are Messrs. Doom and Duncan.

(3)      The amounts reflected in the “Compensation Actually Paid” column are calculated by making certain adjustments to the total compensation reported in the “SCT Total Compensation” columns. These adjustments include changes in the fair value of equity awards of each year, arising from both fluctuations in the market value of the Company’s common stock and changes to the expected performance of PSUs. The Company does not offer any pension plans to its NEOs.

Name	2024 Daggett ($)	2024 Launer ($)	2024 Alexander ($)	2024 Other NEOs ($)
CEO:
Total Compensation as reported in SCT	1,626,028	460,148	5,370,152	1,036,740
Less: Fair value of equity awards granted during fiscal year	(555,004)	(52,020)	(868,428)	(139,464)
Add: Grant-date fair value of equity compensation granted in current year – value at year – end	519,072	53,380	—	61,330
Add/Subtract: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Add/Subtract: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(112,215)	—	—	(23,861)
Add/Subtract: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	4,464	8,778	24,264	2,748
Less: Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(1,016,857)	(81,447)
Compensation Actually Paid to NEO	1,482,345	470,286	3,509,131	856,046

(4)      Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The S&P Composite 1500 Property & Casualty Insurance Index has been selected as the peer group for this comparison.

(5)      The “Net Income” column reflects audited GAAP Net Income Attributable to NI Holdings, Inc. as reported in the Company’s Annual Report on Form 10-K.

(6)      The Company has elected to report “Adjusted Book Value Per Share” as its company-selected performance measure. Adjusted book value is determined by subtracting the impact of unrealized gains and losses on investments as well as the non-controlling interest from the Company’s total shareholders’ equity. The adjusted book value is divided by the outstanding shares of common stock at the end of the fiscal year to calculate the per share value.

Company Selected Measure Name			Adjusted Book Value Per Share
Named Executive Officers, Footnote			Mr. Alexander was the Company’s Chief Executive Officer for all five years presented until August 13, 2024. Ms. Launer was Interim Chief Executive Officer from August 18, 2024 through November 30, 2024. Mr. Daggett was appointed Chief Executive Officer effective December 1, 2024.
Peer Group Issuers, Footnote			Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The S&P Composite 1500 Property & Casualty Insurance Index has been selected as the peer group for this comparison.
Adjustment To PEO Compensation, Footnote			The Company has elected to report “Adjusted Book Value Per Share” as its company-selected performance measure. Adjusted book value is determined by subtracting the impact of unrealized gains and losses on investments as well as the non-controlling interest from the Company’s total shareholders’ equity. The adjusted book value is divided by the outstanding shares of common stock at the end of the fiscal year to calculate the per share value.
Non-PEO NEO Average Total Compensation Amount			$ 1,036,740	[1]	$ 730,182		$ 605,128	[2]	$ 546,238	[2]	$ 827,460	[2]
Non-PEO NEO Average Compensation Actually Paid Amount			$ 856,046	[3]	678,341		287,707	[1]	536,225	[1]	862,616	[1]
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Relative TSR

The following graphs depict the relationship between total shareholder return and compensation actually paid to the Company’s Chief Executive Officer and other NEOs, respectively. A comparison of the Company’s TSR and Peer Group TSR is also provided. TSR is displayed assuming an investment of $100 as of December 31, 2019 in the common stock of both the Company and the peer group, and assumes reinvestment of dividends.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graphs depict the relationship between net income and compensation actually paid to the Company’s Chief Executive Officer and other NEOs, respectively.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Book Value Per Share

The following graphs depict the relationship between adjusted book value per share and compensation actually paid to the Company’s Chief Executive Officer and other NEOs, respectively.

Tabular List, Table

Financial Performance Measures

The five performance measures listed below represent an unranked list of the “most important” performance measures that the Company used to align compensation actually paid to the NEOs for 2024 and company performance. These measures are discussed in detail in the Compensation Discussion & Analysis above as part of the Short-Term Incentive Bonus Plan and the Stock-Based Incentive Plan:

Performance Measures
GAAP-based adjusted book value per share
GAAP-based adjusted return on equity
Insurance business premium growth
Statutory-basis combined ratio of the Company’s insurance operations

Total Shareholder Return Amount			$ 91.28	[4]	75.52		77.15	[3]	109.94	[3]	95.47	[3]
Peer Group Total Shareholder Return Amount			214.39	[4]	160.5		144.67	[3]	126.01	[3]	105.39	[3]
Net Income (Loss)			$ (6,060,000)	[4],[5]	$ (5,476,000)		$ (53,096,000)	[4]	$ 8,416,000	[4]	$ 40,389,000	[4]
Company Selected Measure Amount			12.8	[6]	13.25	[5]	13.06	[5]	14.98	[5]	14.54	[5]
PEO Name		Ms. Launer	Mr. Daggett										Mr. Alexander
Measure:: 1
Pay vs Performance Disclosure
Name			GAAP-based adjusted book value per share
Measure:: 2
Pay vs Performance Disclosure
Name			GAAP-based adjusted return on equity
Measure:: 3
Pay vs Performance Disclosure
Name			Insurance business premium growth
Measure:: 4
Pay vs Performance Disclosure
Name			Statutory-basis combined ratio of the Company’s insurance operations
Daggett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,626,028	[2]		[2]
PEO Actually Paid Compensation Amount			1,482,345	[3]		[3]
Launer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			460,148	[2]		[2]
PEO Actually Paid Compensation Amount			470,286	[3]		[3]
Alexander [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]		5,370,152		2,397,889		2,268,455		2,270,551		2,696,218
PEO Actually Paid Compensation Amount			3,509,131	[3]	$ 2,164,336	[3]	$ 254,540	[1]	$ 2,892,067	[1]	$ 2,822,186	[1]
PEO | Adjustment Type1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(139,464)
PEO | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			61,330
PEO | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(23,861)
PEO | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,748
PEO | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(81,447)
PEO | Daggett [Member] | Adjustment Type1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(555,004)
PEO | Daggett [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			519,072
PEO | Daggett [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Daggett [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(112,215)
PEO | Daggett [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,464
PEO | Daggett [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Launer [Member] | Adjustment Type1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(52,020)
PEO | Launer [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,380
PEO | Launer [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Launer [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Launer [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,778
PEO | Launer [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alexander [Member] | Adjustment Type1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(868,428)
PEO | Alexander [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alexander [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alexander [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alexander [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,264
PEO | Alexander [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,016,857)

[1]	The Other NEOs included for 2024 are Messrs. Duncan and Maki. The Other NEOs included for 2023 are Messrs. Daggett and Duncan. The Other NEOs included for 2022 are Messrs. Daggett, Duncan, and Milius. The Other NEOs included for 2021 are Messrs. Daggett, Doom, and Duncan. The Other NEOs included for 2020 are Messrs. Doom and Duncan.
[2]	Mr. Alexander was the Company’s Chief Executive Officer for all five years presented until August 13, 2024. Ms. Launer was Interim Chief Executive Officer from August 18, 2024 through November 30, 2024. Mr. Daggett was appointed Chief Executive Officer effective December 1, 2024.
[3]	The amounts reflected in the “Compensation Actually Paid” column are calculated by making certain adjustments to the total compensation reported in the “SCT Total Compensation” columns. These adjustments include changes in the fair value of equity awards of each year, arising from both fluctuations in the market value of the Company’s common stock and changes to the expected performance of PSUs. The Company does not offer any pension plans to its NEOs.
[4]	Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The S&P Composite 1500 Property & Casualty Insurance Index has been selected as the peer group for this comparison.
[5]	The “Net Income” column reflects audited GAAP Net Income Attributable to NI Holdings, Inc. as reported in the Company’s Annual Report on Form 10-K.
[6]	The Company has elected to report “Adjusted Book Value Per Share” as its company-selected performance measure. Adjusted book value is determined by subtracting the impact of unrealized gains and losses on investments as well as the non-controlling interest from the Company’s total shareholders’ equity. The adjusted book value is divided by the outstanding shares of common stock at the end of the fiscal year to calculate the per share value.